Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 02, 2013
Entity Registrant Name	dei_EntityRegistrantName	ETF Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001551030
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 19, 2013
Document Effective Date	dei_DocumentEffectiveDate	Nov. 27, 2013
Prospectus Date	rr_ProspectusDate	Dec. 02, 2013
Recon Capital NASDAQ 100 Covered Call ETF (Prospectus Summary) | Recon Capital NASDAQ 100 Covered Call ETF | Recon Capital NASDAQ 100 Covered Call ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QYLD